Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$

Warrant liabilities	11,980	2,408,271